Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 141,532	$ 156,328	$ 159,330
Foreign	57,956	46,691	17,712
Income before income taxes	$ 199,488	$ 203,019	$ 177,042